Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions

7. Related Party and Party-In-Interest Transactions

Certain Plan investments and shares of the Company’s common stock are managed by Fidelity, the investment advisor, trustee and custodian for the Plan. The investments with MBIA Inc. common stock were $1,118,158 and $1,320,419 at December 31, 2025 and 2024, respectively. The Company’s common stock comprises approximately 1% of the net assets available for benefits as of both years ended December 31, 2025 and 2024. These transactions qualify as party-in-interest transactions. Notes receivable from participants also qualify as party-in-interest transactions.